Derivatives (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Estimated Fair Value Assets	$ 12,139	$ 10,489
Estimated Fair Value Liabilities	6,921	5,267
Maximum Amount of Future Payments under Credit Default Swaps	10,732	8,185
Estimated Fair Value of Credit Default Swaps	152	53
Excess cash collateral received on derivatives	164	88
Securities collateral received which the company is permitted to sell or repledge, amount that has been sold or repledged	0
Derivative Instruments, Gain (Loss) [Line Items]
Net investment gains (losses)	305	646	$ 338
Embedded derivatives gains (losses)	(365)	116	(78)
Derivative Instrument Detail [Abstract]
Net amounts reclassified into net derivatives gains (losses) on discontinued cash flow hedges	$ 12	$ 8	(15)
Hedging exposure to variability in future cash flows for specific length of time	5 years	5 years
Accumulated Other Comprehensive Income Loss	$ 2,900	$ 2,400
Deferred net gains (losses) expected to be reclassified to earnings	(219)
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	$ 0
Immateriality of cash flow effectiveness	no
Cumulative foreign currency translation gain (loss) recorded in accumulated other comprehensive income (loss) for net investment in foreign operations hedges	$ 800	1,100
Potential future recoveries available to offset maximum amount of future payments under credit default swaps	30	75
Excess securities collateral provided on derivatives	461	142
Change in fair value of derivatives excluded from the assessment of hedge effectiveness	(23)	(11)	3
Over the Counter [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	4,244	4,516
Excess securities collateral received on derivatives	(82)	(100)
Excess securities collateral provided on derivatives	(189)	(114)
Exchange Cleared [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	1,335	370
Excess securities collateral provided on derivatives	(544)	(280)
Exchange Traded [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	0	0
Excess securities collateral provided on derivatives	(116)	(68)
Nonperformance Risk [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Embedded derivatives gains (losses)	293	139	$ (46)
Hedge Funds [Member]
Derivatives, Fair Value [Line Items]
Maximum Amount of Future Payments under Credit Default Swaps		20
Estimated Fair Value of Credit Default Swaps		(2)
MetLife Assurance Limited
Derivative Instruments, Gain (Loss) [Line Items]
Net investment gains (losses)		(77)
Accumulated Other Comprehensive Income (Loss) Foreign Currency Translation Adjustments | MetLife Assurance Limited
Derivative Instruments, Gain (Loss) [Line Items]
Net investment gains (losses)	(77)	(77)
Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Estimated Fair Value Assets	145	184
Estimated Fair Value Liabilities	$ (43)	$ 20